Schedule of lease cost, weighted average remaining lease terms and discount rates of operating and finance leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease expenses - SG&A portion	$ 21,874	$ 23,089	$ 49,184
Depreciation expense of leased assets	50,426	17,625	21,019
Interest expense of finance lease	3,420	2,306	1,315
Operating cash flows - operating leases	22,959	23,039	45,952
Operating cash flows - finance leases	3,420	2,306	1,315
Financing cash flows - finance leases	10,216	41,328	26,698
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 15,359		$ 41,626
Weighted average remaining lease term (in years) - Operating leases	1 year 3 days	1 year	2 years
Weighted average remaining lease term (in years) - Finance leases	5 years 4 months 28 days	3 years 3 months	11 months 1 day
Average discount rate - Operating leases	7.74%	5.77%	5.77%
Average discount rate - Finance leases	4.67%	4.63%	4.63%